LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2024
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

9.           LONG TERM INVESTMENTS

The Company owns 16.02% equity interest in Jilin Jinong Hi-tech Development Shares Co. Ltd. (“Jinong”) and accounted for the equity investment without readily determinable fair value (previously known as cost method investment) as of September 30, 2023 and 2024.

The Company owns 20% equity interest in Nianfeng Minfu (Beijing) Agricultural Science and Technology Development Co., Ltd. (“Nianfeng Minfu”)

The Company owns 48.27% equity interest in Beijing Origin which deconsolidated during fiscal year 2023 and changed to equity method investment. In September 2024, the Company disposed off this investment for a net consideration of RMB132.3 million and recorded the gain amounted RMB65 million in consolidated statements of operations and comprehensive income (loss). The carrying amount of this equity accounted investee as on the date of transaction was RMB67.3 million.

The Company recorded an impairment on cost method investment of RMB17.2 million, RMB 18.7 million and RMB 18.9 million on its equity investment without readily determinable fair value for the years ended September 30, 2023 and 2024, respectively. The impairment of long-term investment is RMB1.5 and RMB0.2 million.

	September 30,
	2023	2024
	RMB	RMB
Cost method investment	18,921	18,921
Equity investment(i)	66,448	—
Impairment on cost method investment	(18,721)	(18,921)
	66,648	—

Note (i) : It is represents that the cost method investment amounted RMB 37.66 million and fair value adjustment amounted RMB 28.79 million as of September 30, 2024 disclosed in Note 20. In September 2024, the Company transferred all of its shares in Beijing Origin to BC – TID, which led to decrease in equity investment.